Stock-Based Compensation - Schedule of Components and Classification of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,820	$ 2,349	$ 4,961	$ 4,883	$ 7,245	$ 5,361
Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	1,730	1,937	4,609	3,888	5,947	2,081
Non-employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	90	412	352	995	1,298	3,280
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense					7,245	3,040
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense						2,321
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	942	1,343	2,763	2,575	3,845	4,035
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 878	$ 1,006	$ 2,198	$ 2,308	$ 3,400	$ 1,326